Financial risk management objectives and policies - Summary of Credit Risk Exposure on the Group's Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	₨ 21,856	$ 262	₨ 30,687
Gross carrying amount
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	24,212		32,042
Gross carrying amount | 0 - 6 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	12,730		11,912
Gross carrying amount | 6 - 12 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	970		6,740
Gross carrying amount | 12 - 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	546		7,189
Gross carrying amount | > 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	9,967		6,201
Expected credit loss
Disclosure Of Credit Risk [Line Items]
Expected credit loss	2,356		1,355
Expected credit loss | 0 - 6 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	529		233
Expected credit loss | 6 - 12 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	451
Expected credit loss | 12 - 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	149		574
Expected credit loss | > 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	₨ 1,226		₨ 548